UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Mid-Cap Growth Fund	September 30, 2018

T. ROWE PRICE MID-CAP GROWTH FUND

Unaudited

Portfolio of Investments‡
(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 92.9%		
CONSUMER DISCRETIONARY 15.2%		
Auto Components 1.1%		
Aptiv	3,250,000	272,675
Visteon (1)	1,000,000	92,900
		365,575
Automobiles 0.1%		
Ferrari	350,000	47,919
		47,919
Diversified Consumer Services 0.8%		
ServiceMaster Global Holdings (1)	4,037,682	250,457
		250,457
Hotels, Restaurants & Leisure 6.4%		
Aramark	6,000,000	258,120
Darden Restaurants	875,000	97,291
Dunkin' Brands Group	2,500,000	184,300
Hilton Worldwide Holdings	2,500,000	201,950
Marriott International, Class A	2,000,000	264,060
MGM Resorts International	11,000,000	307,010
Norwegian Cruise Line Holdings (1)	8,500,000	488,155
Vail Resorts	1,100,000	301,862
		2,102,748
Internet & Direct Marketing Retail 0.4%		
Expedia Group	900,000	117,432
Farfetch, Class A (1)	427,204	11,633
		129,065
Multiline Retail 2.0%		
Dollar General	4,000,000	437,200
Dollar Tree (1)	2,500,000	203,875
		641,075

Specialty Retail 2.5%		
Burlington Stores (1)	1,425,000	232,161
CarMax (1)	2,800,000	209,076
Michaels (1)	4,000,000	64,920
O'Reilly Automotive (1)	500,000	173,660
Ulta Beauty (1)	500,000	141,060
		820,877
Textiles, Apparel & Luxury Goods 1.9%		
Tapestry	12,000,000	603,240
		603,240
Total Consumer Discretionary		4,960,956
CONSUMER STAPLES 2.7%		
Food & Staples Retailing 1.7%		
Casey's General Stores (6)	1,900,000	245,309
Kroger	5,500,000	160,105
Sprouts Farmers Market (1)	5,500,000	150,755
		556,169
Food Products 1.0%		
Conagra Brands	5,000,000	169,850
TreeHouse Foods (1)(6)	3,250,000	155,513
		325,363
Total Consumer Staples		881,532
ENERGY 2.1%		
Oil, Gas & Consumable Fuels 2.1%		
ARC Resources (CAD)	5,250,000	58,530
Cabot Oil & Gas	6,000,000	135,120
Centennial Resource Development, Class A (1)	5,000,000	109,250
Concho Resources (1)	2,000,000	305,500
Venture Global LNG, Series B, Acquisition Date: 3/8/18 Cost $4,038 (1)(2)(3)	1,337	6,952
Venture Global LNG, Series C, Acquisition Date: 10/16/17 - 3/8/18, Cost $33,184 (1)(2)(3)	9,021	46,909
Total Energy		662,261

FINANCIALS 8.3%		
Banks 0.9%		
Fifth Third Bancorp	7,500,000	209,400
Webster Financial	1,550,000	91,388
		300,788
Capital Markets 3.0%		
Cboe Global Markets	2,500,000	239,900
KKR, Class A	6,000,000	163,620
MarketAxess Holdings	500,000	89,245
Oaktree Capital Partnership	1,225,000	50,715
TD Ameritrade Holding	8,250,000	435,848
		979,328
Consumer Finance 0.3%		
SLM (1)	9,000,000	100,350
		100,350
Insurance 4.1%		
Assurant	1,500,000	161,925
Axis Capital Holdings	1,500,000	86,565
Fidelity National Financial	8,500,000	334,475
Progressive	4,500,000	319,680
Willis Towers Watson	3,062,211	431,588
		1,334,233
Total Financials		2,714,699
HEALTH CARE 15.7%		
Biotechnology 2.7%		
Alkermes (1)	6,000,000	254,640
Alnylam Pharmaceuticals (1)	1,350,000	118,152
Exact Sciences (1)	1,700,000	134,164
Incyte (1)	2,000,000	138,160
Madrigal Pharmaceuticals (1)	75,000	16,060
Sage Therapeutics (1)	375,000	52,968
Seattle Genetics (1)	2,000,000	154,240

TESARO (1)	346,500	13,517
		881,901
Health Care Equipment & Supplies 7.1%		
Cooper	2,250,000	623,588
DENTSPLY SIRONA	1,000,000	37,740
DexCom (1)	875,000	125,160
Hologic (1)	12,750,000	522,495
IDEXX Laboratories (1)	381,656	95,284
Teleflex (6)	2,750,000	731,747
West Pharmaceutical Services	1,500,000	185,205
		2,321,219
Health Care Providers & Services 1.3%		
Acadia Healthcare (1)	3,675,000	129,360
Envision Healthcare (1)	3,489,300	159,566
MEDNAX (1)	3,000,000	139,980
		428,906
Health Care Technology 0.1%		
athenahealth (1)	250,000	33,400
		33,400
Life Sciences Tools & Services 3.1%		
Agilent Technologies	7,000,000	493,780
Bruker (6)	9,400,000	314,430
IQVIA Holdings (1)	1,500,000	194,610
		1,002,820
Pharmaceuticals 1.4%		
Amneal Pharmaceuticals (1)	3,733,187	82,839
Catalent (1)(6)	7,650,000	348,458
Elanco Animal Health (1)	781,915	27,281
		458,578
Total Health Care		5,126,824
INDUSTRIALS & BUSINESS SERVICES 20.7%		
Air & Sea Transportation 4.9%		
BWX Technologies	2,500,000	156,350

Harris	3,250,000	549,933
L3 Technologies	493,110	104,845
Maxar Technologies	1,231,396	40,722
Textron	10,500,000	750,435
		1,602,285
Airlines 0.9%		
Alaska Air Group	1,250,000	86,075
United Continental Holdings (1)	2,500,000	222,650
		308,725
Building Products 0.9%		
Allegion	3,100,000	280,767
		280,767
Commercial Services & Supplies 1.6%		
KAR Auction Services	4,000,000	238,760
Waste Connections	3,650,000	291,161
		529,921
Electrical Equipment 1.4%		
Sensata Technologies Holding (1)(6)	9,400,000	465,770
		465,770
Industrial Conglomerates 1.4%		
Roper Technologies	1,510,000	447,277
		447,277
Machinery 4.4%		
Colfax (1)	5,000,000	180,300
Fortive (4)	3,750,000	315,750
Gardner Denver Holdings	6,650,000	188,461
IDEX	3,055,000	460,266
Xylem	3,711,000	296,398
		1,441,175
Professional Services 3.6%		
CoStar Group (1)	500,000	210,420
Equifax	713,527	93,165
IHS Markit (1)	3,750,000	202,350
TransUnion	4,000,000	294,320

Verisk Analytics (1)	3,000,000	361,650
		1,161,905
Road & Rail 0.8%		
J.B. Hunt Transport Services	500,000	59,470
Kansas City Southern	1,750,000	198,240
		257,710
Trading Companies & Distribution 0.8%		
HD Supply Holdings (1)	6,000,000	256,740
		256,740
Total Industrials & Business Services		6,752,275
INFORMATION TECHNOLOGY 22.1%		
Electronic Equipment, Instruments & Components 3.5%		
Coherent (1)	750,000	129,143
Corning	10,000,000	353,000
Keysight Technologies (1)	8,500,000	563,380
National Instruments	2,300,000	111,159
		1,156,682
Internet Software & Services 2.0%		
IAC/InterActiveCorp (1)	2,300,000	498,456
Shopify, Class A (1)	350,000	57,561
Zillow Group, Class A (1)	500,000	22,100
Zillow Group, Class C (1)	1,500,000	66,375
		644,492
IT Services 6.8%		
Black Knight (1)	4,500,000	233,775
CoreLogic (1)(6)	5,750,000	284,107
Fidelity National Information Services	1,975,000	215,413
Fiserv (1)	4,250,000	350,115
FleetCor Technologies (1)	1,200,000	273,408
Gartner (1)	1,000,000	158,500
Global Payments	1,675,931	213,514
Worldpay, Class A (1)	5,000,000	506,350
		2,235,182

Semiconductors & Semiconductor Equipment 4.4%		
Marvell Technology Group	10,996,334	212,229
Maxim Integrated Products	3,500,000	197,365
Microchip Technology	7,250,000	572,097
Skyworks Solutions	1,750,000	158,743
Xilinx	3,500,000	280,595
		1,421,029
Software 5.4%		
Atlassian, Class A (1)	2,500,000	240,350
CDK Global	2,500,000	156,400
Electronic Arts (1)	400,000	48,196
Guidewire Software (1)	700,000	70,707
Red Hat (1)	1,950,000	265,746
Splunk (1)	750,000	90,683
SS&C Technologies Holdings	2,700,000	153,441
Symantec	8,000,000	170,240
Tableau Software, Class A (1)	1,800,000	201,132
Workday, Class A (1)	2,500,000	364,950
		1,761,845
Total Information Technology		7,219,230
MATERIALS 5.1%		
Chemicals 2.5%		
Air Products & Chemicals	2,000,000	334,100
RPM International	4,000,000	259,760
Valvoline (6)	10,500,000	225,855
		819,715
Construction Materials 0.4%		
Martin Marietta Materials	750,000	136,462
		136,462
Containers & Packaging 1.8%		
Ardagh Group	550,000	9,180
Ball	10,750,000	472,892
Sealed Air	2,500,000	100,375
		582,447

Metals & Mining 0.4%		
Franco-Nevada	2,000,000	125,100
		125,100
Total Materials		1,663,724
REAL ESTATE 0.1%		
Real Estate Management & Development 0.1%		
WeWork, Class A, Acquisition Date: 12/9/14 – 5/26/15 Cost $7,211 (1)(2)(3)	497,567	32,710
Total Real Estate		32,710
UTILITIES 0.9%		
Gas Utilities 0.3%		
Atmos Energy	1,200,000	112,692
		112,692
Multi-Utilities 0.6%		
Sempra Energy	1,575,000	179,156
		179,156
Total Utilities		291,848
Total Common Stocks (Cost $19,205,059)		30,306,059
CONVERTIBLE PREFERRED STOCKS 0.7%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.1%		
Roofoods, Series F, Acquisition Date: 9/12/17 Cost $42,389 (1)(2)(3)	119,888	61,134
		61,134
Software 0.1%		
Slack Technologies, Series H, Acquisition Date: 8/17/18 Cost $21,049 (1)(2)(3)	1,768,000	21,049
		21,049
Total Information Technology		82,183

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $90,175,000 for the period ended September 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2018, the value of loaned securities was $236,649,000; the value of cash collateral and related investments was $243,113,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018